Share based compensation (Details 4) - $ / shares	3 Months Ended	12 Months Ended
	Nov. 30, 2018	Aug. 31, 2019
Exercise Prices Four [Member] | Maximum [Member]
Exercise Prices	$ 160.00	$ 160.00
Exercise Prices Four [Member] | Minimum [Member]
Exercise Prices	120.01	120.01
Exercise Prices Three [Member] | Maximum [Member]
Exercise Prices	120.00	120.00
Exercise Prices Three [Member] | Minimum [Member]
Exercise Prices	80.01	80.01
Exercise Prices Two [Member] | Maximum [Member]
Exercise Prices	80.00	80.00
Exercise Prices Two [Member] | Minimum [Member]
Exercise Prices	40.01	40.01
Exercise Prices One [Member] | Maximum [Member]
Exercise Prices	40.00	40.00
Exercise Prices One [Member] | Minimum [Member]
Exercise Prices	18.80	18.80
Exercise Prices Five [Member] | Maximum [Member]
Exercise Prices	391.60	391.60
Exercise Prices Five [Member] | Minimum [Member]
Exercise Prices	$ 160.01	$ 160.01
Options Vested Five [Member]
Number of options	791	716
Weighted Average Remaining Contractual Life In Years	7 years 7 months 17 days	7 years 10 months 17 days
Weighted Average Exercise Price	$ 391.60	$ 391.60
Options Vested Four [Member]
Number of options	6,890	5,373
Weighted Average Remaining Contractual Life In Years	7 years 6 months 21 days	7 years 7 months 6 days
Weighted Average Exercise Price	$ 157.41	$ 158.40
Options Vested Three [Member]
Number of options	4,384	4,202
Weighted Average Remaining Contractual Life In Years	8 years 4 months 28 days	8 years 7 months 17 days
Weighted Average Exercise Price	$ 103.53	$ 105.20
Options Vested Two [Member]
Number of options
Weighted Average Remaining Contractual Life In Years
Weighted Average Exercise Price
Options Vested One [Member]
Number of options
Weighted Average Remaining Contractual Life In Years
Weighted Average Exercise Price
Options Vested [Member]
Number of options	12,035	10,291
Weighted Average Remaining Contractual Life In Years	7 years 10 months 14 days	8 years 15 days
Weighted Average Exercise Price	$ 153.19	$ 152.80
Options Outstanding and Exercisable Five [Member]
Number of options	1,260	1,375
Weighted Average Remaining Contractual Life In Years	7 years 7 months 17 days	7 years 10 months 17 days
Weighted Average Exercise Price	$ 391.60	$ 391.60
Options Outstanding and Exercisable One [Member]
Number of options	6,625	8,125
Weighted Average Remaining Contractual Life In Years	9 years 6 months 7 days	9 years 9 months 7 days
Weighted Average Exercise Price	$ 23.31	$ 22.40
Options Outstanding and Exercisable Three [Member]
Number of options	11,224	12,864
Weighted Average Remaining Contractual Life In Years	8 years 5 months 12 days	8 years 8 months 2 days
Weighted Average Exercise Price	$ 103.15	$ 104.00
Options Outstanding and Exercisable Four [Member]
Number of options	12,625	12,625
Weighted Average Remaining Contractual Life In Years	7 years 9 months 14 days	8 years 15 days
Weighted Average Exercise Price	$ 157.71	$ 155.20
Options Outstanding and Exercisable Two [Member]
Number of options	13,729	15,761
Weighted Average Remaining Contractual Life In Years	9 years 4 months 2 days	9 years 7 months 2 days
Weighted Average Exercise Price	$ 51.21	$ 51.60
Options Outstanding and Exercisable [Member]
Number of options	45,463	50,749
Weighted Average Remaining Contractual Life In Years	8 years 8 months 2 days	8 years 11 months 12 days
Weighted Average Exercise Price	$ 98.30	$ 95.20